TAX MATTERS - RECOGNIZED AND UNRECOGNIZED DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 23,414,000	$ 29,663,000
Deductible temporary differences	97,815,000	96,282,000
Tax credits for deductions	3,935,000	5,381,000
Total deferred tax assets	125,163,000	131,326,000	$ 118,342,000
Total deferred tax liabilities	30,221,000	43,942,000	$ 45,597,000
Year 1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	12,804,000	2,431,000
Deductible temporary differences	14,390,000	12,578,000
Tax credits for deductions	1,220,000	1,266,000
Total deferred tax assets	28,414,000	16,275,000
Total deferred tax liabilities	236,000	4,436,000
Year 2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	9,365,000	4,849,000
Deductible temporary differences	15,801,000	14,018,000
Tax credits for deductions	842,000	1,266,000
Total deferred tax assets	26,008,000	20,133,000
Total deferred tax liabilities	2,684,000	4,436,000
Year 3
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,245,000	5,368,000
Deductible temporary differences	18,152,000	14,401,000
Tax credits for deductions	581,000	1,266,000
Total deferred tax assets	19,978,000	21,035,000
Total deferred tax liabilities	4,696,000	4,436,000
Year 4
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0	1,800,000
Deductible temporary differences	24,736,000	15,065,000
Tax credits for deductions	401,000	1,266,000
Total deferred tax assets	25,137,000	18,131,000
Total deferred tax liabilities	6,082,000	4,436,000
Year 5
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0	749,000
Deductible temporary differences	24,736,000	15,066,000
Tax credits for deductions	276,000	317,000
Total deferred tax assets	25,012,000	16,133,000
Total deferred tax liabilities	7,038,000	4,436,000
Year 6
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0	2,713,000
Deductible temporary differences	0	8,075,000
Tax credits for deductions	191,000	0
Total deferred tax assets	191,000	10,788,000
Total deferred tax liabilities	7,697,000	4,436,000
Subsequent years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	0	11,753,000
Deductible temporary differences	0	17,079,000
Tax credits for deductions	426,000	0
Total deferred tax assets	426,000	28,831,000
Total deferred tax liabilities	$ 2,260,000	$ 17,326,000